Annual Total Returns - Class A	Sep. 30, 2022
Delaware Ivy California Municipal High Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	8.51%
2018	(0.04%)
2019	8.67%
2020	2.97%
2021	2.63%
2022	(11.71%)
Delaware Ivy Corporate Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(2.33%)
2014	3.54%
2015	0.13%
2016	3.96%
2017	3.80%
2018	(1.79%)
2019	11.64%
2020	10.49%
2021	(0.92%)
2022	(16.89%)
Delaware Ivy Crossover Credit Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(4.26%)
2019	15.62%
2020	13.30%
2021	0.68%
2022	(17.57%)
Delaware Ivy Emerging Markets Local Currency Debt Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2015	(11.32%)
2016	7.81%
2017	9.61%
2018	(10.01%)
2019	9.16%
2020	3.97%
2021	(9.65%)
2022	(12.79%)
Delaware Ivy Government Securities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2013	(4.51%)
2014	3.18%
2015	none
2016	0.40%
2017	1.33%
2018	0.34%
2019	5.37%
2020	5.02%
2021	(1.97%)
2022	(12.55%)
Delaware Ivy High Yield Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(4.06%)
2019	14.86%
2020	7.36%
2021	4.97%
2022	(12.66%)
Delaware Ivy International Small Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(19.08%)
2019	23.75%
2020	14.28%
2021	11.20%
2022	(25.92%)
Delaware Ivy Multi-Asset Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2016	7.09%
2017	10.49%
2018	(4.71%)
2019	15.53%
2020	3.87%
2021	11.70%
2022	(12.11%)
Delaware Ivy Strategic Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2016	7.80%
2017	4.19%
2018	(0.55%)
2019	8.74%
2020	7.25%
2021	2.15%
2022	(10.14%)
Delaware Ivy Total Return Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	1.90%
2018	0.41%
2019	7.30%
2020	3.35%
2021	(2.96%)
2022	(10.01%)
Delaware Sustainable Equity Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2018	(3.54%)
2019	26.99%
2020	7.88%
2021	25.00%
2022	(6.37%)